May 7, 2024

Via EDGAR Submission

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
Re: Diamond Hill Securitized Credit Fund (the “Fund”)

Ladies and Gentlemen:

On behalf of the Fund, we hereby electronically file, pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”) and the Securities Act of 1933, as amended (the “1933 Act”), the Fund’s Registration Statement on Form N-2 under the 1940 Act and the 1933 Act. The Fund is concurrently filing a Form N-8A. The Fund also is concurrently filing an application pursuant to Section 6(c) of the 1940 Act, for an order granting exemptions from Sections 18(a)(2), 18(c) and 18(i) of the 1940 Act, pursuant to Sections 6(c) and 23(c) of the 1940 Act for an order granting certain exemptions from Rule 23c-3 thereunder and pursuant to Section 17(d) of the 1940 Act and Rule 17d-1 thereunder.to permit the Fund to issue multiple shares of beneficial interest and to impose early withdrawal charges and asset-based distribution fees and/or services fees with respect to certain classes.

If you have any questions concerning this filing, please contact the undersigned at 614-469-3297.

Very truly yours,

/s/Michael V. Wible
Michael V. Wible

Michael.Wible@ThompsonHine.com Fax: 614.469.3361 Phone: 614.469.3297